Risk management - NPV-at-Risk banking books per business (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	€ 223,000	€ (54,000)
Unfloored Parallel Downward [Member] | Wholesale Banking [Member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	(1,477,000)	(68,000)
Unfloored Parallel Downward [Member] | Retail Banking Benelux [Member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	(953,000)	(1,425)
Unfloored Parallel Downward [Member] | Retail Challengers & Growth Markets [member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	832,000	(506,000)
Unfloored Parallel Downward [Member] | Corporate Line Banking [member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	1,820,000	1,946,000
Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	(1,580,000)	(1,125,000)
Unfloored Parallel Upward [Member] | Wholesale Banking [Member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	1,444,000	171,000
Unfloored Parallel Upward [Member] | Retail Banking Benelux [Member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	(202,000)	541,000
Unfloored Parallel Upward [Member] | Retail Challengers & Growth Markets [member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	(1,111,000)	(17,000)
Unfloored Parallel Upward [Member] | Corporate Line Banking [member]
Disclosure Of Market Risk Exposure [Table]
NPV-at-Risk	€ (1,712,000)	€ (1,820,000)